June 24, 2020

BNY MELLON FAMILY OF FUNDS
Municipal Bond Funds

Supplement to Current Prospectus of Funds Offering Class A and/or Class C Shares

The following information supplements and supersedes and replaces any contrary information contained in the section of the fund's Prospectus entitled "Shareholder Guide—Choosing a Share Class—Sales Charge Reductions and Waivers" and "—Additional Information About CDSCs":

Effective on or about June 30, 2020, shareholders purchasing fund shares through a Robert W. Baird & Co. (Baird) platform or account are eligible only for the following sales charge reductions and waivers, which can differ from the sales charge reductions and waivers described elsewhere in the fund's prospectus or SAI or through another financial intermediary.  In all instances, it is the shareholder's responsibility to inform Baird at the time of purchase of any relationship, holdings of BNY Mellon Family of Funds or other facts qualifying the purchaser for sales charge reductions or waivers.

Front-end sales charge reductions on Class A shares purchased through a Baird platform or account

Shareholders purchasing Class A shares of the fund through a Baird platform or account can reduce their initial sales charge in the following ways:

•                     Transaction size breakpoints, as described in the fund's prospectus.

•                     Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund's prospectus, will be automatically calculated based on the aggregated holdings of shares of funds in the BNY Mellon Family of Funds held in accounts of the purchaser and the purchaser's household members at Baird.  Shares of funds in the BNY Mellon Family of Funds not held in Baird accounts of the purchaser or the purchaser's household members may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such shares.

•                     Letter of intent, which allows for breakpoint discounts as described in the fund's prospectus, based on anticipated purchases of shares of funds in the BNY Mellon Family of Funds purchased over a 13-month period of time.

Front-end sales charge waivers on Class A shares purchased through a Baird platform or account

Shareholders purchasing Class A shares of the fund through a Baird platform or account may purchase Class A shares at NAV without payment of a sales charge as follows:

  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the fund (but not of any other fund in the BNY Mellon Family of Funds).
  Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.
  Shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end sales charge or CDSC (i.e., Right of Reinstatement).

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  Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Baird's policies and procedures.

CDSC waivers on Class A and C shares purchased through a Baird platform or account

The fund's CDSC on Class A and C shares may be waived for shares purchased through a Baird platform or account in the following cases:

•         Redemptions made upon the death or disability of the shareholder.

•         Redemptions made through the Automatic Withdrawal Plan as described in the fund's prospectus.

•         Redemptions made to pay Baird fees, but only if the redemption is initiated by Baird.

•         Shares acquired through a Right of Reinstatement.

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Effective on or about June 30, 2020, shareholders purchasing fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following sales charge reductions and waivers, which can differ from the sales charge reductions and waivers described elsewhere in the fund's prospectus or SAI or through another financial intermediary.  In all instances, it is the shareholder's responsibility to inform OPCO at the time of purchase of any relationship, holdings of BNY Mellon Family of Funds or other facts qualifying the purchaser for sales charge reductions or waivers.

Front-end sales charge reductions on Class A shares purchased through an OPCO platform or account

Shareholders purchasing Class A shares of the fund through an OPCO platform or account can reduce their initial sales charge in the following ways:

•                     Transaction size breakpoints, as described in the fund's prospectus.

•                     Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus, will be automatically calculated based on the aggregated holdings of shares of funds in the BNY Mellon Family of Funds held by accounts within the purchaser’s household at OPCO.  Shares of funds in the BNY Mellon Family of Funds not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•                     Letter of intent.  You can sign a letter of intent, in which you agree to invest a certain amount (your goal) over a 13-month period in shares of the fund and other funds in the BNY Mellon Family of Funds that are subject to a sales charge, and your initial sales charge will be based on your goal.  A 90-day back-dated period can also be used to count previous purchases toward your goal.  Your goal must be at least $50,000, and your initial investment must be at least $5,000.  Each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified in the letter of intent.  The sales charge will be adjusted if you do not meet your goal.  By signing a letter of intent, you authorize the fund's transfer agent to hold in escrow 5% of the amount indicated in the letter of intent and redeem Class A shares in your account to pay the additional sales charge if the letter of intent goal is not met prior to the expiration of the 13-month period.  See "Additional Information About Shareholder Services" in the SAI.

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 Front-end sales charge waivers on Class A shares purchased through an OPCO platform or account

Shareholders purchasing Class A shares of the fund through an OPCO platform or account may purchase Class A shares at NAV without payment of a sales charge as follows:

•         Shares purchased through an OPCO affiliated investment advisory program.

  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the fund (but not of any other fund in the BNY Mellon Family of Funds).
  Shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end sales charge or CDSC (i.e., Right of Reinstatement).
  A shareholder in the fund’s Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO.

  Shares purchased by employees and registered representatives of OPCO or its affiliates and their family members.

  Board members of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in the fund's prospectus.

CDSC waivers on Class A and C shares purchased through an OPCO platform or account

The fund's CDSC on Class A and C shares may be waived for shares purchased through an OPCO platform or account in the following cases:

•         Redemptions made upon the death or disability of the shareholder.

•         Redemptions made through the Automatic Withdrawal Plan as described in the fund's prospectus.

•         Redemptions made to pay OPCO fees, but only if the redemption is initiated by OPCO.

  Shares acquired through a Right of Reinstatement.

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Effective June 30, 2020, the following information supplements and supersedes and replaces any contrary information contained in the section of the fund's Prospectus entitled
"Shareholder Guide—Choosing a Share Class—Sales Charge Reductions and Waivers":

Front-end sales charge waivers on Class A shares purchased through Stifel, Nicolaus & Co, Incorporated (“Stifel”)

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Shareholders purchasing Class A shares of the fund through a Stifel platform or account may purchase Class A shares at NAV without payment of a sales charge as follows:

•         Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Stifel’s policies and procedures.

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